Schedule of Income Tax Included in Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Line Items]
Income Tax Expense	$ 9,120	$ 35,268	$ 7,115	$ 37,899
Effective Tax Rate	40.80%	38.70%	40.50%	38.80%